UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	MAY 1, 2000

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934
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                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----

AMERICAN INTL GROUP		COM		     026874107   991      9049      SH        SOLE
AMERICA ONLINE		    	COM 	     02364J104   785     11649      SH        SOLE
AMGEN INC.           COM       031162100   254      4143      SH        SOLE
AMERICAN EXPRESS		   COM		     025816109   524      3520      SH        SOLE
APPLIED MATERIALS    COM       038222105   317      3368      SH        SOLE
BEST BUY CO.			      COM		     086516101  1578     18349      SH        SOLE
BELL ATLANTIC			     COM		     077853109   421      6880      SH        SOLE
BANK OF AMERICA      COM       060505104   261      4970      SH        SOLE
BANK OF NEW YORK		   COM 	     064057102   559     13440      SH        SOLE
BIOGEN               COM       090597105   200      2866      SH        SOLE
BP AMOCO             COM       055622104   283      5312      SH        SOLE
BRISTOL MYERS			     COM		     110122108   582     10031      SH        SOLE
CHASE MANHATTAN      COM       16161A108   365      4184      SH        SOLE
CITIGROUP			         COM		     172967101   756     12627      SH        SOLE
CIRCUIT CITY         COM       172737108   735     12077      SH        SOLE
CHEVRON CORP.        COM       166751107   307      3319      SH        SOLE
COSTCO COMPANIES		   COM		     22160Q102   397      7552      SH        SOLE
CISCO SYSTEMS			     COM		     17275R102  2072     26812      SH        SOLE
CMGI INC.            COM       125750109   280      2474      SH        SOLE
CORNING INC.         COM       219350105   286      1475      SH        SOLE
DAIMLERCHRYSLER      COM       D1668R123   202      3090      SH        SOLE
DELL COMPUTER			     COM		     247025109  1106     20507      SH        SOLE
TARGET CORP  			     COM		     87612E106   771     10317      SH        SOLE
DOW CHEMICAL         COM       260543103   263      2311      SH        SOLE
EMC CORP             COM       268648102   581      4609      SH        SOLE
EASTMAN KODAK        COM       277461109   251      4625      SH        SOLE
FORD MOTOR CO.			    COM		     345370100   251      5467      SH        SOLE
FANNIE MAE			        COM		     313586109   307      5431      SH        SOLE
GENERAL ELECTRIC		   COM		     369604103   958      6155      SH        SOLE
GENERAL MOTORS			    COM		     370442105   751      9075      SH        SOLE
GEORGIA PACIFIC      COM       373298108   209      5289      SH        SOLE
GTE CORP.            COM       362320103   310      4364      SH        SOLE
INTL. BUS MACHINES		 COM		     459200101  1147      9727      SH        SOLE
INTEL CORP.			       COM		     458140100  1621     12287      SH        SOLE
JDS UNIPHASE         COM       46612J101   359      2978      SH        SOLE
THE COCA COLA CO.		  COM		     191216100   396      8447      SH        SOLE
LUCENT TECHNOLOGIES		COM		     549463107   766     12510      SH        SOLE
PHILIP MORRIS CO		   COM		     718154107   340     16082      SH        SOLE
MERCK & CO.			       COM		     589331107   705     11341      SH        SOLE
MICROSOFT CORP.			   COM		     594918104  1103     10381      SH        SOLE
MORGAN J P           COM       616880100   267      2028      SH        SOLE
MORGAN STANLEY DW    COM       617446448   381      4592      SH        SOLE
ORACLE               COM       68389x105   360      4616      SH        SOLE
PFIZER CORP.			      COM		     717081103   630     17233      SH        SOLE
PROCTER & GAMBLE		   COM		     742718109   402      7119      SH        SOLE
QUALCOMM             COM       747525103   310      2072      SH        SOLE
SIEBEL SYSTEMS       COM       826170102   271      2268      SH        SOLE
AT & T CORP.			      COM		     001957109   646     11464      SH        SOLE
TIME WARNER          COM       887315109   335      3349      SH        SOLE
US WEST				          COM		     91273H101   340      4683      SH        SOLE
UPS                  COM       911312106   261      4140      SH        SOLE
WARNER LAMBERT CO.		 COM 	     934488107   295      3023      SH        SOLE
WALMART				          COM		     931142103   959     16965      SH        SOLE
YAHOO INC.           COM       984332106   537      3134      SH        SOLE
EXXON CORP.			       COM		     302290101   605      7760      SH        SOLE
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